Capital and Reserves - Schedule of Share Purchase Options (Details) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Miscellaneous equity [abstract]
Outstanding - beginning of year	0	3,051,300	3,051,300
Forfeited	0	0	0
Expired	0	(3,051,300)	0
Outstanding end of year	0	0	3,051,300
Exercisable - end of year	0	0	3,051,300